Pension and Other Employee Obligations - Actuarial Assumptions For Gratuity Plans (Detail)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets	7.30%	7.40%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	5.00%	7.00%	8.00%
Expected rate of return on plan assets			6.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	14.00%	14.00%	10.00%
Expected rate of return on plan assets			6.60%
India [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.30%	7.40%
India [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate			6.20%
India [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate			6.60%
Philippines [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.00%	5.90%	1.70%
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Discount rate	12.50%	32.40%	16.40%
Dubai [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.30%